Subsequent Events (Detail Textuals)	1 Months Ended
Aug. 23, 2022
Subsequent Event [Member] | Listing Qualifications Department [Member] | Nasdaq Stock Market Llc [Member]
Subsequent Event [Line Items]
Description of subsequent event	the Company no longer satisfies Nasdaq Listing Rule 5450(a)(1) based upon a closing bid price of less than $1.00 per share for the Company’s ordinary shares for the prior 30 consecutive business day period. Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the Company is provided with a grace period of 180 days, or until February 20, 2023, to meet the minimum bid price requirement under the Nasdaq Listing Rules. If at any time during the 180-day grace period, the closing bid price of the ordinary shares is $1.00 per share or higher for at least ten consecutive business days, Nasdaq will provide the Company written confirmation of compliance and the matter will be closed. In the event the Company does not regain compliance within the 180-day grace period, and it meets all other listing standards and requirements, the Company may be eligible for an additional 180-day grace period, subject to determination by the staff of Nasdaq.